UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:  5/31

Date of reporting period:   11/30/25

Item 1. Reports to Stockholders.

(a)

One Global ETF

(FFND) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Semi-Annual Shareholder Report - November 30, 2025

This semi-annual shareholder report contains important information about One Global ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One Global ETF	$48	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$107,759,914
  Number of Portfolio Holdings95
  Advisory Fee (net of recoupments)$249,501
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Partnership Shares	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
23.6%
Financials
14.9%
Health Care
12.3%
Consumer Discretionary
11.8%
Communications
11.7%
Industrials
9.2%
Consumer Staples
4.2%
Energy
4.0%
Materials
1.9%
Utilities
1.8%
Communication Services
1.0%
Real Estate
0.9%
Other Assets in Excess of Liabilities
2.6%

Value	Value
Other Assets in Excess of Liabilities	2.6%
Real Estate	0.9%
Communication Services	1.0%
Utilities	1.8%
Materials	1.9%
Energy	4.0%
Consumer Staples	4.2%
Industrials	9.2%
Communications	11.7%
Consumer Discretionary	11.8%
Health Care	12.3%
Financials	14.9%
Technology	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.8%
NVIDIA Corporation	2.2%
Meta Platforms, Inc., Class A	2.2%
Microsoft Corporation	1.9%
JPMorgan Chase & Company	1.6%
Johnson & Johnson	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Applied Materials, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

One Global ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about One Global ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-FFND

The Future Fund Long/Short ETF

(FFLS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$92	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$40,367,433
  Number of Portfolio Holdings62
  Advisory Fee (net of waivers)$114,459
  Portfolio Turnover217%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	266.8%
Special Case Securities	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.5%
Energy	1.7%
Real Estate	2.1%
Financials	2.4%
Industrials	5.1%
Health Care	13.1%
Consumer Discretionary	15.2%
Communications	21.1%
Technology	22.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	4.8%
NVIDIA Corporation	4.2%
Amazon.com, Inc.	4.1%
Halozyme Therapeutics, Inc.	4.1%
YETI Holdings, Inc.	4.0%
Meta Platforms, Inc., Class A	4.0%
Palo Alto Networks, Inc.	3.5%
Edwards Lifesciences Corporation	3.3%
Salesforce, Inc.	2.9%
ON Semiconductor Corporation	2.9%

Short Sector Weighting (% of net assets)

Value	Value
Consumer Discretionary	-2.1%
Communications	-3.1%
Health Care	-5.2%
Financials	-9.4%
Industrials	-13.6%
Technology	-18.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

The Future Fund Long/Short ETF

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-FFLS

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

One Global ETF
(formerly known as The Future Fund Active ETF)
(FFND)

The Future Fund Long/Short ETF
(FFLS)

Semi-Annual Financial Statements and Additional Information

November 30, 2025

1-877-466-7090

www.FutureFundETF.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	AEROSPACE & DEFENSE - 6.1%
15,344	Airbus S.E. - ADR	$886,116
14,810	BAE Systems plc - ADR	1,269,364
16,115	Embraer S.A. - ADR	1,010,733
4,117	General Dynamics Corporation	1,406,491
70,451	Rolls-Royce Holdings plc - ADR	992,655
11,921	Safran S.A. - ADR	996,119
		6,561,478
	APPAREL & TEXTILE PRODUCTS - 0.9%
14,584	NIKE, Inc., Class B	942,564

	ASSET MANAGEMENT - 4.7%
16,671	AllianceBernstein Holding, L.P.	688,679
900	Blackrock, Inc.	942,570
12,352	Charles Schwab Corporation (The)	1,145,401
3,042	LPL Financial Holdings, Inc.	1,083,074
31,678	UBS Group A.G.	1,222,770
		5,082,494
	AUTOMOTIVE - 1.0%
9,541	Lear Corporation	1,024,322

	BANKING - 4.8%
23,443	Bank of America Corporation	1,257,717
13,632	Citigroup, Inc.	1,412,275
3,119	Credicorp Ltd.	802,238
5,545	JPMorgan Chase & Company	1,736,029
		5,208,259
	BEVERAGES - 1.2%
14,345	Celsius Holdings, Inc.(a)	587,284
7,526	Fomento Economico Mexicano S.A.B. de C.V. - ADR	722,044
		1,309,328
	BIOTECH & PHARMA - 6.8%
1,288	Argenx S.E. - ADR(a)	1,174,630
20,716	Galderma Group A.G. - ADR	832,369
6,125	Gilead Sciences, Inc.	770,770

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	BIOTECH & PHARMA - 6.8% (Continued)
17,222	Halozyme Therapeutics, Inc.(a)	$1,229,651
8,235	Johnson & Johnson	1,703,986
3,746	Vertex Pharmaceuticals, Inc.(a)	1,624,303
		7,335,709
	CHEMICALS - 1.4%
15,878	Air Liquide S.A. - ADR	607,651
8,235	RPM International, Inc.	883,204
		1,490,855
	CONSTRUCTION MATERIALS - 0.6%
8,031	Knife River Corporation(a)	601,040

	CONSUMER FINANCE - 0.7%
2,177	American Express Company	795,193

	DATA CENTER REIT - 0.9%
1,249	Equinix, Inc.	940,884

	E-COMMERCE DISCRETIONARY - 4.6%
6,136	Alibaba Group Holding Ltd. - ADR	965,193
14,000	Amazon.com, Inc.(a)	3,265,080
17,560	Global-e Online Ltd.(a)	709,775
		4,940,048
	ELECTRIC UTILITIES - 1.8%
20,587	Dominion Energy, Inc.	1,292,246
8,427	National Grid plc - ADR	641,379
		1,933,625
	ELECTRICAL EQUIPMENT - 1.5%
2,853	BWX Technologies, Inc.	510,345
19,325	Schneider Electric S.E. - ADR	1,036,593
		1,546,938
	HEALTH CARE FACILITIES & SERVICES - 0.7%
7,100	HealthEquity, Inc.(a)	746,778

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	HOME CONSTRUCTION - 0.7%
4,889	DR Horton, Inc.	$777,400

	HOUSEHOLD PRODUCTS - 0.7%
74,153	Haleon plc - ADR	725,216

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
1,623	Goldman Sachs Group, Inc. (The)	1,340,662
17,207	Lazard, Inc.	868,954
29,709	London Stock Exchange Group plc - ADR(a)	885,031
		3,094,647
	INSURANCE - 1.7%
2,617	Aon PLC, Class A	926,209
12,352	MetLife, Inc.	945,669
		1,871,878
	INTERNET MEDIA & SERVICES - 10.3%
9,490	Alphabet, Inc., Class A	3,038,508
8,399	Baidu, Inc. - ADR(a)	981,759
6,154	DoorDash, Inc., Class A(a)	1,220,769
3,625	Meta Platforms, Inc., Class A	2,348,819
11,880	Netflix, Inc.(a)	1,278,050
32,015	Pinterest, Inc., Class A(a)	836,232
1,287	Spotify Technology S.A.(a)	770,746
7,561	Uber Technologies, Inc.(a)	661,890
		11,136,773
	LEISURE FACILITIES & SERVICES - 1.8%
29,273	DraftKings, Inc.(a)	970,693
49,110	Super Group SGHC Ltd.	531,861
54,944	Wynn Macau Ltd. - ADR	459,881
		1,962,435
	LEISURE PRODUCTS - 1.2%
32,196	YETI Holdings, Inc.(a)	1,335,490

	MACHINERY - 1.7%
2,144	Caterpillar, Inc.	1,234,429

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	MACHINERY - 1.7% (Continued)
18,219	Smiths Group plc - ADR	$600,680
		1,835,109
	MEDICAL EQUIPMENT & DEVICES - 4.8%
7,763	Abbott Laboratories	1,000,651
45,891	ConvaTec Group plc - ADR	574,051
11,779	Edwards Lifesciences Corporation(a)	1,020,886
4,092	Penumbra, Inc.(a)	1,199,652
2,382	Thermo Fisher Scientific, Inc.	1,407,356
		5,202,596
	OIL & GAS PRODUCERS - 2.9%
26,475	BP PLC - ADR	955,748
6,807	Chevron Corporation	1,028,742
9,663	Exxon Mobil Corporation	1,120,135
		3,104,625
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
25,572	TechnipFMC plc	1,157,389

	PERSONAL CARE PRODUCTS - 1.0%
19,325	Unilever plc - ADR	1,170,903

	RETAIL - CONSUMER STAPLES - 1.2%
11,596	Walmart, Inc.	1,281,474

	RETAIL - DISCRETIONARY - 2.3%
13,000	Floor & Decor Holdings, Inc., Class A(a)	827,060
2,649	Home Depot, Inc. (The)	945,481
4,439	RH(a)	699,542
		2,472,083
	SEMICONDUCTORS - 7.0%
5,689	Applied Materials, Inc.	1,435,050
5,523	Cirrus Logic, Inc.(a)	664,638
8,184	Marvell Technology, Inc.	731,650
13,440	NVIDIA Corporation	2,378,880
19,454	ON Semiconductor Corporation(a)	977,369

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	SEMICONDUCTORS - 7.0% (Continued)
4,831	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	$1,408,285
		7,595,872
	SOFTWARE - 5.8%
4,470	Datadog, Inc., Class A(a)	715,245
19,745	Gitlab, Inc., Class A(a)	810,730
4,117	Microsoft Corporation	2,025,604
6,261	Palo Alto Networks, Inc.(a)	1,190,404
3,755	Salesforce, Inc.	865,678
2,816	SAP S.E. - ADR	680,768
		6,288,429
	TECHNOLOGY HARDWARE - 7.9%
16,170	Apple, Inc.	4,509,004
11,321	Cisco Systems, Inc.	871,038
8,037	Dell Technologies, Inc., Class C	1,071,734
38,828	Nintendo Company Ltd. - ADR	821,600
37,780	Sony Group Corporation - ADR	1,108,843
		8,382,219
	TECHNOLOGY SERVICES - 2.3%
16,880	Block, Inc.(a)	1,127,584
4,117	Visa, Inc., Class A	1,376,889
		2,504,473
	TELECOMMUNICATIONS - 2.4%
22,029	GDS Holdings Ltd. - ADR(a)	748,325
21,256	Millicom International Cellular S.A.	1,128,056
3,596	T-Mobile US, Inc.	751,600
		2,627,981

	TOTAL COMMON STOCKS (Cost $95,851,189)	104,986,507

	TOTAL INVESTMENTS - 97.4% (Cost $95,851,189)	$104,986,507
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	2,773,407
	NET ASSETS - 100.0%	$107,759,914

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 83.5%
	AEROSPACE & DEFENSE - 5.1%
10,123	Embraer S.A. - ADR	$634,915
30,370	Rolls-Royce Holdings plc - ADR	427,913
12,148	Safran S.A. - ADR	1,015,087
		2,077,915
	ASSET MANAGEMENT - 2.4%
2,691	LPL Financial Holdings, Inc.	958,104

	BIOTECH & PHARMA - 5.8%
23,194	Halozyme Therapeutics, Inc.(a)	1,656,052
1,563	Vertex Pharmaceuticals, Inc.(a)	677,732
		2,333,784
	DATA CENTER REIT - 2.1%
1,144	Equinix, Inc.	861,787

	E-COMMERCE DISCRETIONARY - 6.5%
6,074	Alibaba Group Holding Ltd. - ADR	955,440
7,162	Amazon.com, Inc.(a)	1,670,322
		2,625,762
	HEALTH CARE FACILITIES & SERVICES - 2.5%
9,738	HealthEquity, Inc.(a)	1,024,243

	INTERNET MEDIA & SERVICES - 19.1%
6,067	Alphabet, Inc., Class A	1,942,531
6,612	Baidu, Inc. - ADR(a)	772,877
3,832	DoorDash, Inc., Class A(a)	760,154
2,456	Meta Platforms, Inc., Class A	1,591,365
7,660	Netflix, Inc.(a)	824,063
32,673	Pinterest, Inc., Class A(a)	853,419
11,330	Uber Technologies, Inc.(a)	991,828
		7,736,237
	LEISURE FACILITIES & SERVICES - 2.6%
32,016	DraftKings, Inc.(a)	1,061,651

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 83.5% (Continued)
	LEISURE PRODUCTS - 4.0%
38,813	YETI Holdings, Inc.(a)	$1,609,963

	MEDICAL EQUIPMENT & DEVICES - 4.8%
15,334	Edwards Lifesciences Corporation(a)	1,328,997
2,050	Penumbra, Inc.(a)	600,999
		1,929,996
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
15,185	TechnipFMC plc	687,273

	RETAIL - DISCRETIONARY - 2.1%
13,163	Floor & Decor Holdings, Inc., Class A(a)	837,430

	SEMICONDUCTORS - 10.2%
3,138	Cirrus Logic, Inc.(a)	377,627
9,226	Marvell Technology, Inc.	824,804
9,638	NVIDIA Corporation	1,705,926
23,399	ON Semiconductor Corporation(a)	1,175,566
		4,083,923
	SOFTWARE - 9.6%
3,037	Datadog, Inc., Class A(a)	485,950
19,321	Gitlab, Inc., Class A(a)	793,320
7,344	Palo Alto Networks, Inc.(a)	1,396,315
5,178	Salesforce, Inc.	1,193,736
		3,869,321
	TECHNOLOGY HARDWARE - 0.9%
2,863	Dell Technologies, Inc., Class C	381,781

	TECHNOLOGY SERVICES - 2.2%
13,152	Block, Inc.(a)	878,554

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 83.5% (Continued)
	TELECOMMUNICATIONS - 1.9%
22,499	GDS Holdings Ltd. - ADR(a)	$764,291

	TOTAL COMMON STOCKS (Cost $29,935,244)	33,722,015

	TOTAL INVESTMENTS - 83.5% (Cost $29,935,244)	$33,722,015
	TOTAL SECURITIES SOLD SHORT (52.2)% - (Proceeds - $19,106,919)	(21,082,401)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 68.7%	27,727,819
	NET ASSETS - 100.0%	$40,367,433

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2025

Shares		Fair Value
	BUSINESS DEVELOPMENT COMPANIES — (2.6)%
	ASSET MANAGEMENT - (2.6)%
(51,000)	Ares Capital Corporation	$(1,051,620)

Shares		Fair Value
	COMMON STOCKS — (49.6)%
	AEROSPACE & DEFENSE - (2.0)%
(1,500)	Axon Enterprise, Inc.	(810,210)

	APPAREL & TEXTILE PRODUCTS - (2.1)%
(10,000)	PVH Corporation	(847,600)

	BANKING - (4.1)%
(16,000)	Banco Latinoamericano de Comercio Exterior S.A., Class E	(718,400)
(11,000)	Cathay General Bancorp	(532,840)
(4,000)	East West Bancorp, Inc.	(426,800)
		(1,678,040)

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — (49.6)% (Continued)
	ELECTRICAL EQUIPMENT - (7.5)%
(3,500)	Amphenol Corporation, Class A	$(493,150)
(3,300)	Littelfuse, Inc.	(844,866)
(12,000)	Trimble, Inc.	(977,040)
(4,000)	Vertiv Holdings Company, Class A	(718,920)
		(3,033,976)

	ENGINEERING & CONSTRUCTION - (2.1)%
(1,800)	Quanta Services, Inc.	(836,784)

	ENTERTAINMENT CONTENT - (1.6)%
(7,000)	ROBLOX Corporation, Class A	(665,210)

	HEALTH CARE FACILITIES & SERVICES - (3.9)%
(2,000)	Cigna Group (The)	(554,560)
(2,000)	HCA Healthcare, Inc.	(1,016,580)
		(1,571,140)
	INDUSTRIAL SUPPORT SERVICES - (2.0)%
(1,000)	United Rentals, Inc.	(815,180)

	INSTITUTIONAL FINANCIAL SERVICES - (1.7)%
(2,500)	Coinbase Global, Inc., Class A	(682,050)

	INTERNET MEDIA & SERVICES - (1.5)%
(18,000)	Match Group, Inc.	(599,580)

	MEDICAL EQUIPMENT & DEVICES - (1.3)%
(2,100)	ResMed, Inc.	(537,243)

	SEMICONDUCTORS - (4.2)%
(4,000)	Advanced Micro Devices, Inc.	(870,120)
(3,500)	Micron Technology, Inc.	(827,680)
		(1,697,800)
	SOFTWARE - (6.6)%
(3,000)	Adobe, Inc.	(960,390)
(2,000)	Crowdstrike Holdings, Inc., Class A	(1,018,320)

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — (49.6)% (Continued)
	SOFTWARE - (6.6)% (Continued)
(4,000)	Palantir Technologies, Inc., Class A	$(673,800)
		(2,652,510)
	SPECIALTY FINANCE - (1.0)%
(13,000)	SoFi Technologies, Inc.	(386,360)

	TECHNOLOGY HARDWARE - (4.4)%
(5,000)	Ciena Corporation	(1,021,050)
(9,000)	Corning, Inc.	(757,800)
		(1,778,850)
	TECHNOLOGY SERVICES - (3.6)%
(5,000)	Affirm Holdings, Inc., Class A	(354,750)
(600)	Fair Isaac Corporation	(1,083,498)
		(1,438,248)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $19,106,919)	$(21,082,401)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2025

		The Future
	One Global ETF	Long/Short ETF
ASSETS
Investment in securities at value (identified cost $95,851,189 and $29,935,244)	$104,986,507	$33,722,015
Cash	2,736,641	—
Broker Cash *	—	27,864,972
Dividends and interest receivable	123,407	70,978
Prepaid expenses and other assets	18,768	1,014
TOTAL ASSETS	107,865,323	61,658,979

LIABILITIES
Due to Custodian	—	155,863
Securities sold short (proceeds $19,106,919)	—	21,082,401
Investment advisory fees payable	43,499	19,123
Payable to related parties	58,775	13,621
Dividends payable	—	6,880
Accrued expenses and other liabilities	3,135	13,658
TOTAL LIABILITIES	105,409	21,291,546
NET ASSETS	$107,759,914	$40,367,433

Net Assets Consist Of:
Paid in capital	$100,781,629	$37,567,990
Accumulated gains (losses)	6,978,285	2,799,443
NET ASSETS	$107,759,914	$40,367,433

Net Asset Value Per Share:
Net Assets	$107,759,914	$40,367,433
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,580,000	1,640,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$30.10	$24.61

*	Amount represents cash segregated at StoneX for short holdings.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2025

		The Future
	One Global ETF	Long/Short ETF
INVESTMENT INCOME
Dividend income	$595,520	$47,080
Interest	17	338,178
Foreign tax withholding	(20,513)	(736)
TOTAL INVESTMENT INCOME	575,024	384,522

EXPENSES
Investment advisory fees	229,501	203,374
Administrative services fees	62,129	46,367
Custodian fees	19,471	13,770
Transfer agent fees	19,123	6,128
Legal fees	14,189	16,250
Trustees fees and expenses	12,552	13,886
Printing and postage expenses	6,452	16,690
Compliance officer fees	8,341	10,371
Audit fees	8,273	9,144
Insurance expense	2,712	692
Dividend expense on short sales	—	125,000
Other expenses	6,214	4,498
TOTAL EXPENSES	388,957	466,170
Plus: Recapture of Fees Previously Waived /Expenses Reimbursed by the Adviser	20,000	—
Less: Fees Waived/Expenses Reimbursed by the Adviser	—	(88,915)
NET EXPENSES	408,957	377,255

NET INVESTMENT INCOME	166,067	7,267

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Net realized gain from security transactions	2,307,176	2,895,509
Net realized loss on securities sold short	—	(4,329,209)
Net realized gain from in-kind redemptions	121,241	252,644
Foreign currency translations	(19,758)	—
	2,408,659	(1,181,056)
Net change in unrealized appreciation (depreciation) on:
Investments	8,794,213	1,356,658
Securities sold short	—	(93,622)
Foreign currency translations	29,438	—
	8,823,651	1,263,036

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,232,310	81,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,398,377	$89,247

See accompanying notes which are an integral part of these financial statements.

One Global ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	November 30, 2025	May 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$166,067	$161,712
Net realized gain from security transactions, securities sold short, in-kind redemptions and foreign currency transactions	2,408,659	403,252
Net change in unrealized appreciation of investments and foreign currency translations	8,823,651	402,200
Net increase in net assets resulting from operations	11,398,377	967,164

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	25,433,860	82,080,694
Payments for shares redeemed:	(599,386)	(22,984,593)
Net increase in net assets resulting from shares of beneficial interest	24,834,474	59,096,101

TOTAL INCREASE IN NET ASSETS	36,232,851	60,063,265

NET ASSETS
Beginning of Period	71,527,063	11,463,798
End of Period	$107,759,914	$71,527,063

SHARE ACTIVITY
Shares sold	880,000	3,160,000
Shares redeemed	(20,000)	(940,000)
Net increase in shares of beneficial interest outstanding	860,000	2,220,000

See accompanying notes which are an integral part of these financial statements.

The Future Fund Long/Short ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	November 30, 2025	May 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$7,267	$67,312
Net realized gain (loss) from security transactions, securities sold short and in-kind redemptions	(1,181,056)	3,347,516
Net change in unrealized appreciation of investments	1,263,036	160,875
Net increase in net assets resulting from operations	89,247	3,575,703

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	—	(1,139,304)
Net decrease in net assets resulting from distributions to shareholders	—	(1,139,304)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	2,000,278	15,183,626
Payments for shares redeemed:	(1,024,319)	(902,586)
Net increase in net assets resulting from shares of beneficial interest	975,959	14,281,040

TOTAL INCREASE IN NET ASSETS	1,065,206	16,717,439

NET ASSETS
Beginning of Period	39,302,227	22,584,788
End of Period	$40,367,433	$39,302,227

SHARE ACTIVITY
Shares sold	80,000	660,000
Shares redeemed	(40,000)	(40,000)
Net increase in shares of beneficial interest outstanding	40,000	620,000

See accompanying notes which are an integral part of these financial statements.

One Global ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The	For The	For The
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022 *
	(Unaudited)
Net asset value, beginning of period	$26.30		$22.93	$17.18	$17.44	$25.00
Activity from investment operations:
Net investment income (loss) (1)	0.05		0.15	(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	3.75		3.22	5.91	(0.12)	(7.42)
Total from investment operations	3.80		3.37	5.75	(0.26)	(7.55)
Less distributions from:
Net realized gains	—		—	—	—	(0.01)
Return of capital	—		—	—	—	(0.00	) (6)
Total distributions	—		—	—	—	(0.01)
Net asset value, end of period	$30.10		$26.30	$22.93	$17.18	$17.44
Total return (2)	14.45	% (4)	14.70%	33.47%	(1.49)%	(30.22	)% (4)
Net assets, at end of period (000s)	$107,760		$71,527	$11,464	$8,592	$9,766
Ratio of gross expenses to average net assets	0.84	% (3)	1.61%	3.18%	3.76%	2.14	% (3)
Ratio of net expenses to average net assets	0.89	% (3)	1.00%	1.00%	1.00%	1.00	% (3)
Ratio of net investment income (loss) to average net assets	0.36	% (3)	0.58%	(0.81)%	(0.84)%	(0.76	)% (3)
Portfolio Turnover Rate (5)	36	% (4)	115%	78%	34%	79	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	Represents less than $0.005.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Long/Short ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The
	Six Months Ended		Year Ended	Period Ended
	November 30, 2025		May 31, 2025	May 31, 2024 *
	(Unaudited)
Net asset value, beginning of period	$24.56		$23.05	$20.00
Activity from investment operations:
Net investment income (loss) (1)	—		0.05	(0.03)
Net realized and unrealized gain on investments	0.05		2.23	3.08
Total from investment operations	0.05		2.28	3.05
Less distributions from:
Net investment income	—		(0.04)	—
Net realized gains	—		(0.73)	—
Total distributions	—		(0.77)	—
Net asset value, end of period	$24.61		$24.56	$23.05
Total return (2)	0.20	% (5)	10.09%	15.25	% (5)
Net assets, at end of period (000s)	$40,367		$39,302	$22,585
Ratio of gross expenses to average net assets (3)	2.28	% (4)	2.05%	11.99	% (4)
Ratio of net expenses to average net assets (3)	1.84	% (4)	1.60%	1.64	% (4)
Ratio of net investment loss to average net assets	0.04	% (4)	0.20%	(0.16	)% (4)
Portfolio Turnover Rate (6)	217	% (5)	313%	88	% (5)

*	Commencement of Operations was June 20, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.67%	1.69%	11.59%

Net expenses to average net assets	1.23%	1.24%	1.24%

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

See accompanying notes which are an integral part of these financials statements.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2025

1.	ORGANIZATION

One Global ETF (“FFND”), formerly The Future Fund Active ETF, and the Future Fund Long/Short ETF (“FFLS”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is to seek to provide capital appreciation. FFND commenced operations on August 23, 2021. FFLS commenced operations on June 20, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has retained responsibility for fair value determinations, however, it delegated execution of the fair value procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025 for the Funds’ assets and liabilities measured at fair value:

FFND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$104,986,507	$—	$—	$104,986,507
Total	$104,986,507	$—	$—	$104,986,507

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

FFLS
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,722,015	$—	$—	$33,722,015
Total	$33,722,015	$—	$—	$33,722,015

Liabilities*	Level 1	Level 2	Level 3	Total
Business Development Companies	$1,051,620	$—	$—	$1,051,620
Common Stocks	20,030,781	—	—	20,030,781
Total	$21,082,401	$—	$—	$21,082,401

*	Please refer to the Schedule of Investments for industry classifications.

There were no level 3 holdings as of November 30, 2025.

Short Sales Risk – FFLS is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding Tax Policy –The Funds are subject to foreign withholding tax imposed by certain foreign countries in which each Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities (include opening of short positions and cover of shorts, reflected on an absolute value basis and excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
FFND	$19,786,574	$20,906,189
FFLS	$36,167,744	$42,786,697

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

For the six months ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
FFND	$24,537,125	$570,730
FFLS	$1,705,759	$822,033

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to each of the Funds. Pursuant to an Advisory Agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 1.00% of average daily net assets for FFND and FFLS, respectively. For the six months ended November 30, 2025, FFND and FFLS incurred $229,501 and $203,374 in advisory fees, respectively.

Effective as of May 1, 2025, the advisory fee for the FFND is 0.50% on the first $200,000,000 of net assets, 0.45% on net assets between $200,000,001 - $500,000,000, 0.40% on net assets between $500,000,001 - $1,000,000,000, and 0.35% on net assets $1,000,000,001 and over. Prior to May 1,2025, and effective as of April 1, 2025, the advisory fee for the FFND is 0.70% on the first $50,000,000 of net assets, 0.65% on net assets between $50,000,001 - $100,000,000, 0.55% on net assets between $100,000,001 - $200,000,000, 0.50% on net assets between $200,000,001 - $500,000,000, 0.45% on net assets between $500,000,001 - $1,000,000,000, and 0.40% on net assets $1,000,000,001 and over. Prior to April 1, 2025, FFND computed and accrued daily and paid monthly management fees at an annual rate of 0.75%.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00% for FFND and 1.24% for FFLS. For the six months ended November 30, 2025, the Adviser recaptured $20,000 of previously waived fees in FFND and waived fees/reimbursed expenses of $88,915 in FFLS.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

As of May 31, 2025, the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	May 31, 2026	May 31, 2027	May 31, 2028	Total
FFND	$235,831	$214,887	$169,863	$620,581
FFLS	$—	$201,787	$155,301	$357,088

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Ticker	Cash Purchases	Charge for Cash Purchases*
FFND	$300	Slippage - Maximum Amount 200 bps
FFLS	$300	Slippage - Maximum Amount 200 bps

*	As a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended May 31, 2025 was as follows:

For Year Ended	Ordinary	Long-Term	Return of
5/31/2025	Income	Capital Gains	Capital	Total
FFND	$—	$—	$—	$—
FFLS	1,139,304	—	—	1,139,304

There were no Fund distributions for the year ended May 31, 2024.

As of May 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FFND	$143,631	$—	$(1,341,528)	$(3,516,451)	$—	$294,256	$(4,420,092)
FFLS	2,503,322	—	—	—	—	206,874	2,710,196

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and mark-to-market on open passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(29,440).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The One Global ETF incurred and elected to defer such capital losses of $1,341,528.

At May 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
FFND	$1,260,771	$2,255,680	$3,516,451	$—
FFLS	—	—	—	—

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2025

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of in-kind redemptions, resulted in reclassifications for the funds for the fiscal period ended May 31, 2025, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
FFND	$1,946,911	$(1,946,911)
FFLS	212,455	(212,455)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
FFND	$95,868,598	$11,968,505	$(2,850,596)	$9,117,909
FFLS	11,169,704	5,539,825	(4,069,915)	1,469,910

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 30, 2025 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between The Future Fund, LLC (“Future Fund, LLC”) and the Trust on behalf of each of the One Global ETF (“One Global”) and Future Fund Long/Short ETF (“Future Fund Long/Short”, and, collectively, the “Future Funds”).

Based on their evaluation of the information provided by Future Fund, LLC, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to each of the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by Independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to Future Fund, LLC (including due diligence questionnaires completed by Future Fund, LLC, select financial information of Future Fund, LLC, bibliographic information regarding Future Fund, LLC’s key management and investment advisory personnel, and comparative fee and performance information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from Fund management. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Future Fund, LLC related to the proposed renewal of the Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for each of the Future Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed Future Fund, LLC’s research capabilities and the quality of its compliance infrastructure, noting that Future Fund, LLC uses an outside compliance consulting firm, Constellation Advisors (“Constellation”), to assist in the ongoing development and oversight of its compliance program. The Board noted that the personnel at Constellation who are assisting Future Fund, LLC with its compliance program are very experienced in the 1940 Act and in the operations and regulations governing the management of registered investment companies including exchange traded funds. Additionally, the Board received satisfactory responses from representatives of Future Fund, LLC with respect to a series of important questions, including: whether Future Fund, LLC or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of each of the Future Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with each of the Future Funds’ investment limitations, noting that Future Fund, LLC’s chief compliance officer actively reviews the portfolio managers’ performance of their duties to ensure compliance under Future Fund, LLC’s compliance program. The Board discussed the capitalization of Future Fund, LLC, and, based on discussions with the representative of Future Fund, LLC, concluded that Future Fund, LLC’s principals had the ability to make additional contributions in order to meet Future Fund, LLC’s obligations to each of the Future Funds. The Board also discussed Future Fund, LLC’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust represented that Future Fund, LLC’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Future Fund, LLC’s representation that the prospectus and statement of additional information for each of the Future Funds accurately describe the investment strategies of each of the Future Funds. The Board concluded that Future Fund, LLC had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Future Fund, LLC to each of the Future Funds appear to be satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of each of the Future Funds as compared to its respective peer group, Morningstar category and benchmark for the one-year and since inception periods ended June 30, 2025, as well as the three -year period ended June 30, 2025 in the case of One Global. With respect to One Global, the Board noted that it had outperformed its peer group median, Morningstar category median and benchmark (S&P 500) for the one-year period, while also outperforming its benchmark in the three-year period but underperforming its peer group median and Morningstar category median for that period. The Board also noted that One Global had underperformed its peer group median, Morningstar category median and benchmark for the since inception period. With respect to the Future Fund Long/Short, the Board noted that it had outperformed its peer group median and Morningstar category median for the one-year and since inception periods but had underperformed its benchmark (the S&P 500 Total Return Index) for the same periods. The Board further noted that Future Fund, LLC did not intend to make adjustments to the strategy or investment process for either of the Future Funds. After further discussion, the Board concluded that overall, each of the Future Funds’ past performance was acceptable and in-line with its investment objective, with recent performance showing improvement.

Fees and Expenses. As to the costs of the services to be provided by Future Fund, LLC, the Board reviewed and discussed the advisory fee and total operating expenses of each of the Future Funds as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. With respect to One Global, the Board noted that while the advisory fee is below its peer group median and Morningstar category median, although net expenses were at the higher end of its peer group. The Board then reviewed the contractual arrangements for One Global noting that Future Fund, LLC had agreed to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, at least until September 30, 2026, so as not to exceed 1.00% of the average annual net assets, and found such arrangements beneficial to shareholders of One Global. The Board concluded that the advisory fee charged by Future Fund, LLC to One Global was not unreasonable.

With respect to Future Fund Long/Short, the Board noted that while the advisory fee for Future Fund Long/Short was slightly higher than its peer group median and in line with its Morningstar category median although noting that net expenses were at the higher end of its peer group and Morningstar category. The Board then reviewed the contractual arrangements for Future Fund Long/Short noting that Future Fund, LLC had agreed to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees until September 30, 2026, so as not to exceed 1.24% of the average annual net assets, and found such arrangements beneficial to shareholders of Future Fund

Long/Short. The Board concluded that the advisory fee charged by Future Fund, LLC to Future Fund Long/Short was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Future Fund, LLC with respect to each of the Future Funds based on profitability estimates and analyses provided by Future Fund, LLC and reviewed by the Board. After review and discussion, the Board concluded that, based on the services provided by Future Fund, LLC, the level of profit from Future Fund, LLC’s relationship with each of the Future Funds was not excessive.

Economies of Scale. As to the extent to which each of the Future Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Future Fund, LLC’s expectations for growth for each of the Future Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Trust counsel and Independent Trustee counsel again assisted the Trustees throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Future Fund, LLC as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement with respect to each of the Future Funds and as assisted by the advice of independent counsel, the Trustees, including a majority of the Independent Trustees, determined that: (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Advisory Agreement is in the best interests of each of the Future Funds and their respective shareholders. In considering the renewal of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that renewal of the Advisory Agreement was in the best interests of the Future Funds and their shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended November 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-466-7090 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-466-7090.

INVESTMENT ADVISOR
The Future Fund, LLC
330 N Wabash, Suite 2300
Chicago, IL 60611

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

FFETFS-SA25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 02/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 02/06/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 02/06/2026